UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
     Suit 320
     Dayton, OH  45439


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

    Jennifer R. Moix    Dayton, Ohio   May 12, 1999


Report Type (Check only one):

[ X ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1245

Form 13F Information Table Value Total: $340,123


List of Other Included Managers:

No. 13F File Number          Name

                               Title of
Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole
Share OtherMgrs     Sole   Share   None
---------------------------    -------- ---------  --------- -------- ----
------ ---------     -----  ------  ------
A. D. Midland                  Common   039483102       171   11710   x
                                 11710
Alaska Air Group               Common   011659109     12244  257770   x
                 3100   117520  137150
American Health Prop.          Common   026494104      9241  508142   x
                 6040   204940  297162
Armstrong World Ind.           Common   042476101       210    4660   x
                          4500     160
Bank of New York               Common   064057102      1617   45000   x
                         41000    4000
Bell Atlantic                  Common   077853109      8639  167140   x
                 2490    87840   76810
BP Amoco PLC Sponsored ADR     Common   110889409       276    2739   x
                                  2739
Bristol Myers                  Common   110122108     15731  245330   x
                 2456   116221  126652
Centex Corp.                   Common   152312104     10819  324190   x
                 3840   142810  177540
Cheung Kong Holdings Ltd.      Common                   190   25000   x
                                 25000
CIGNA Corp                     Common   125509109     15147  180730   x
                 2040    84780   93910
Coca Cola Co.                  Common   191216100         1      20   x
                   20        0       0
Compaq Computer                Common   204493100      1352   42680   x
                         42300     380
DPL                            Common   233293109       201   12200   x
                          5000    7200
Duke Energy                    Common   264399106     10404  189822   x
                 2130    84540  103152
Exxon Mobil Corp.              Common   302290101     12650  179275   x
                 1900    84830   92545
Fifth Third Bancorp            Common   316773100       730   11072   x
                                 11072
First Union                    Common   337358105     11451  214288   x
                 2680    78730  132878
Firstar                        Common   33763V109      4977   55617   x
                         45120   10497
Fort James                     Common   347471104     10580  333915   x
                 3830   145560  184525
General Electric               Common   369604103       378    3420   x
                           500    2920
Goodyear Tire                  Common   382550101       797   16000   x
                         16000
Halliburton Co                 Common   406216101     10191  264725   x
                 3340   102315  159070
Herman Miller                  Common   600544100     11280  618085   x
                 6750   274280  337055
Ingersoll-Rand                 Common   456866102     12631  254549   x
                 3180   105050  146319
Interstate Bakeries            Common   46072H108      8180  379400   x
                 4980   132620  241800
Johnson & Johnson              Common   478160104       303    3250   x
                                  3250
Jones Apparel                  Common   480074103     13921  498300   x
                 4820   234880  258600
Lafarge                        Common   505862102     10069  359630   x
                 4130   156030  199470
Lehman Brothers                Common   524908100     12619  211201   x
                 2180    89630  119391
Maytag                         Common   578592107     15974  264595   x
                 2550   123190  138855
Merck & Co.                    Common   589331107       642    8020   x
                   20             8000
National City                  Common   635405103       379    5725   x
                           500    5225
NiSource                       Common   65473P105     11647  431371   x
                 4730   197060  229581
Quantum Corp                   Common   747906105      8473  470755   x
                 6710   167470  296575
Reynolds & Reynolds            Common   761695105     11552  608039   x
                 7140   270660  330239
Rohm & Haas                    Common   775371107      1157   34500   x
                         34500
SBC Communications             Common   78387G103      7426  157382   x
                         87244   70137
Schering Plough                Common   806605101      2954   53480   x
                         51800    1680
Servicemaster                  Common   81760N109       205   10125   x
                                 10125
SLM Holding                    Common   78442A109     12832  307367   x
                 3335   140695  163337
Smithfield Foods               Common   832248108      1157   51000   x
                         51000
Smithkline Beecham             Common   832378301     11190  156510   x
                 1940    59570   95000
Sun Microsystems               Common   866810104     14132  114370   x
                 2730    42000   69640
Sunoco Inc.                    Common   86764P109     11785  326820   x
                 3410   145570  177840
Systems & Computer Tech        Common   871873105       455   45500   x
                         45500
Trinity Industries             Common   896522109      9475  322567   x
                 3540   136531  182496
Watts Industries               Common   942749102       974   71850   x
                 5630    35530   30690
Yellow Corp                    Common   985509108     10689  615210   x
                 7400   252050  355760